SEGMENTED REPORTING - Disclosure of operating segments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019	Aug. 31, 2019
Disclosure of operating segments [line items]
Assets	$ 36,290		$ 36,290		$ 43,663
Liabilities	40,545		40,545		44,820
Comprehensive Loss for the period ended	6,492	$ 2,529	9,932	$ 10,776
Canada [Member]
Disclosure of operating segments [line items]
Assets	1,783		1,783		4,983
Liabilities	40,218		40,218		39,278
Comprehensive Loss for the period ended			9,932	10,197
South Africa [Member]
Disclosure of operating segments [line items]
Assets	34,507		34,507		38,680
Liabilities	$ 327		327		$ 5,542
Comprehensive Loss for the period ended			$ 679	$ 579